Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2036	Dec. 31, 2021	Dec. 31, 2018
Income Taxes [Line Items]
Income tax expense (benefit) for discontinued operations	$ 0	$ 200	$ (900)
Statutory tax rates	35.00%	35.00%	35.00%
Foreign tax rate differences benefit in income tax	$ 17,700	$ 3,400	$ 14,400
Income tax expense tax holiday	2,900	2,500
Income tax benefit from domestic permanent differences and tax credits	13,500
Income tax benefit from foreign jurisdiction tax credits	13,300
Income tax benefit due to changes in the valuation allowance	9,200
Income tax benefit from other foreign tax credits and research and development tax credits	7,000
Net operating loss carryforwards	526,243
Net tax credit carryforwards	112,500
Operating loss carryforwards that will be used in expiration periods	183,900
Net tax credit carryforwards that will expire	112,463
Net tax credit carry forwards with indefinite carry forward period	6,500
Net tax credit carryforwards that expected to be utilized prior to expiry	110,200
Provision for U.S or additional foreign withholding taxes	590,300
Net change in reserve for uncertain tax positions	(3,200)
Balance at end of the year of unrecognized tax benefits	10,474	7,293	10,057
Estimate the range of reasonably possible changes to unrecognized tax positions	2,900
Recognized interest expense (income) and penalties of unrecognized tax benefits	(200)	0	$ (1,100)
Accrued interest expense (income) and penalties of unrecognized tax benefits	1,200	$ 1,400
Net Operating Loss Carry Forwards Expires In 2016 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	17,300
Net Operating Loss Carry Forwards Expires In 2017 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	13,100
Net Operating Loss Carry Forwards Expires In 2018 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	400
2019 and 2021 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	34,200
2022 and 2036 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	157,500
Net Operating Loss Carry Forward Indefinite Period [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 303,700
Germany [Member]
Income Taxes [Line Items]
Statutory tax rates	28.00%
Net operating loss carryforwards	$ 12,686
Canada [Member]
Income Taxes [Line Items]
Statutory tax rates	26.00%
Net tax credit carryforwards that will expire	$ 17,282
Netherlands [Member]
Income Taxes [Line Items]
Statutory tax rates	25.00%
Net operating loss carryforwards	$ 8,999
Scenario, Forecast [Member]
Income Taxes [Line Items]
Net tax credit carryforwards that will expire				$ 78,500	$ 15,400	$ 12,100